GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets [Abstract]
Intangible assets
Intangible Assets

	Water rights[1]	Technology[2]	Supply contracts[3]	Exploration potential[4]	Total
Opening balance January 1, 2016	$87	$12	$16	$156	$271
Additions	—	—	—	4	4
Amortization	—	(1)	(2)	—	(3)
Closing balance December 31, 2016	$87	$11	$14	$160	$272
Additions	—	—	—	16	16
Disposals[5]	(16)	—	—	—	(16)
Amortization and impairment losses	—	(2)	(3)	(12)	(17)
Closing balance December 31, 2017	$71	$9	$11	$164	$255
Cost	$71	$17	$39	$298	$425
Accumulated amortization and impairment losses	—	(8)	(28)	(134)	(170)
Net carrying amount December 31, 2017	$71	$9	$11	$164	$255

[1]	Relates to water rights in South America, and will be amortized through cost of sales when we begin using these in the future.

[2]	The amount is amortized through cost of sales using the UOP method over LOM ounces of the Pueblo Viejo mine, with no assumed residual value.

[3]	Relates to a supply agreement with Michelin North America Inc. to secure a supply of tires and is amortized over the effective term of the contract through cost of sales.

[4]
Exploration potential consists of the estimated fair value attributable to exploration licenses acquired as a result of a business combination or asset acquisition. The carrying value of the licenses will be transferred to PP&E when the development of attributable mineral resources commences. See note 21 for details of impairment charges recorded against exploration assets.

[5]	Represents the net disposal as a result of the Cerro Casale sale. Refer to note 4b.

Goodwill

	Closing balance December 31, 2016	Disposals	Closing balance December 31, 2017
Barrick Nevada[1]	$514	$—	$514
Veladero[2]	195	(41)	154
Turquoise Ridge	528	—	528
Hemlo	63	—	63
Kalgoorlie	71	—	71
Total	$1,371	($41)	$1,330

[1]	In Q1 2017, we unified the management and the operation of our Cortez and Goldstrike minesites, now referred to as Barrick Nevada. The prior period has been changed to reflect this presentation.

[2]	Represents the net disposal as a result of the partial Veladero sale. Refer to note 4a.
On a total basis, the gross amount and accumulated impairment losses are as follows:

Cost	$8,618
Accumulated impairment losses December 31, 2017	(7,288)
Net carrying amount December 31, 2017	$1,330